Deferred tax assets and liabilities - Movement in Temporary Differences (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities
Opening balance	₺ (1,671,061)	₺ (9,036,191)
Income statement charge	(1,563,492)	7,737,186	₺ 5,269,546
Tax charge relating to components of other comprehensive income	(644,487)	1,641,006	428,966
Transferred to assets held for sale		(1,899,846)
Exchange differences	1,167,173	(113,216)
Ending balance	₺ (2,711,867)	₺ (1,671,061)	₺ (9,036,191)